July 17, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Calvert Management Series
SEC File Nos. 811-03101 and 002-69565
Post-Effective Amendment No. 70

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is the above-referenced post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Management Series.

The purpose of this Rule 485(a) filing is to create a new series, Calvert Unconstrained Bond Fund. Pursuant to Rule 485(a)(2), the date on which this post-effective amendment will become automatically effective is September 30, 2014.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel

cc:    Valerie Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission